UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2010
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 Check here if Amendment |_|; Amendment Number:
                                                ----

 This Amendment (Check only one.): |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Wilshire, LLC
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Address: 2001 Wilshire Blvd., Suite 401
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         Santa Monica, California 90403
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Form 13F File Number:  28 -
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Russell B. Faucett
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Title:   Manager
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Phone:   (310) 264-4844
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Signature, Place, and Date of Signing:


    /s/ Russell B. Faucett        Santa Monica, California    October 14, 2010
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          [Signature]                 [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        -------------

Form 13F Information Table Entry Total:       6
                                        -------------

Form 13F Information Table Value Total:    194,109
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                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE
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
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Column 1                     Column 2        Column 3   Column 4   Column 5            Column 6    Column 7
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NAME OF ISSUER               TITLE OF CLASS  CUSIP      VALUE      SHRS OR   SH/ PUT/  INVESTMENT  Voting Authority
                                                        (x $1000)  PRN AMT   PRN CALL  DISCRETION  SOLE          SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------
BARNES & NOBLE INC           COM             067774109  9,726      600,000   SH        Sole        600,000
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SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP  78467Y107  71,339     490,000   SH        Sole        490,000
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SMART MODULAR TECHNOLOGIES I ORD SHS         G82245104  5,548      920,000   SH        Sole        920,000
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SPDR S&P 500 ETF TR          TR UNIT         78462F103  27,391     240,000   SH        Sole        240,000
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USA MOBILITY INC             COM             90341G103  8,015      500,000   SH        Sole        500,000
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ISHARES TR                   RUSSELL 2000    464287655  72,090     1,068,000 SH        Sole        1,068,000
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